SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Salaries and benefits	$ 194,477	$ 90,533
Subcontractors	35,823
Software and other	12,394	12,796
Depreciation	324	363
Cost of revenue	$ 243,018	$ 103,692